Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Payments To Acquire Businesses Net of Cash Acquired	$ 44.4	$ 113.3	$ 168.5
Goodwill	1,926.5	1,877.4	1,795.1
Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Payments To Acquire Businesses Net of Cash Acquired	47.5	115.1	169.9
Goodwill	22.5	59.6	72.5
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Net Tangible Assets	6.8	11.5	28.1
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed Intangible Assets Other than Goodwill	18.2	44.0	69.3
Peqlab Biotechnologie GmbH [Member]
Business Acquisition [Line Items]
Annual net sales	$ 24.0